Share Capital - Disclosure of warrant transactions (Details) - Warrants [Member]		1 Months Ended	12 Months Ended
	Feb. 09, 2023 $ / shares	Nov. 15, 2022 $ / shares	Apr. 30, 2024 $ / shares	Apr. 30, 2024 shares	Apr. 30, 2024 Shares	Apr. 30, 2023 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year | Shares					14,771,833	32,424,902
Weighted average exercise price, beginning of the year			$ 1.91			$ 2.68
Issued | Shares					1,380,000	14,967,963
Weighted average exercise price issued	$ 1.65	$ 2	1.5			$ 1.91
Exercised | Shares					(714,670)	(196,130)
Weighted average exercise price exercised			(1.46)			$ (1.97)
Expired				(32,424,902)	0	(32,424,902)
Weighted average exercise price Expired			0			$ (2.68)
Outstanding, end of the year | Shares					15,437,163	14,771,833
Weighted average exercise price, end of the year			$ 1.89			$ 1.91